Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and equivalents	$ 5,780	$ 5,280
Accounts receivable	577	623
Inventories	1,699	1,734
Other current assets	754	612
Total current assets	8,810	8,249
Non-current assets
Equity in investees (note 12)	4,113	4,594
Property, plant and equipment	25,202	24,954
Goodwill	4,769	4,769
Intangible assets	149	150
Deferred income tax assets	6	29
Non-current portion of inventory	2,694	2,636
Other assets	1,099	1,509
Total assets	46,842	46,890
Current liabilities
Accounts payable	1,537	1,448
Debt	13	15
Current income tax liabilities	303	285
Other current liabilities	377	338
Total current liabilities	2,230	2,086
Non-current liabilities
Debt	5,131	5,135
Provisions	2,321	2,768
Deferred income tax liabilities	3,368	3,293
Other liabilities	1,258	1,301
Total liabilities	14,308	14,583
Equity
Capital stock (note 15)	28,363	28,497
Deficit	(6,173)	(6,566)
Accumulated other comprehensive income (loss)	9	(23)
Other	1,912	1,949
Total equity attributable to Barrick Gold Corporation shareholders	24,111	23,857
Non-controlling interests (note 16)	8,423	8,450
Total equity	32,534	32,307
Contingencies and commitments (notes 5 and 17)
Total liabilities and equity	$ 46,842	$ 46,890